Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,295,000
Previously Paid Amount	0.00
Total Fee Amount	895.67
Total Offset Amount	0.00
Net Fee	895.67
Narrative - Max Aggregate Offering Price	$ 10,295,000
Final Prospectus	true